Financial Instruments (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Financial instruments not measured at fair value on a recurring basis
Restricted cash	$ 2,820	$ 2,909
Non-recurring basis | Total
Financial instruments not measured at fair value on a recurring basis
Cash and cash equivalents	47,218
Restricted cash	3,250
Notes receivable from ZIM	29,523
Long-term debt, including current portion	3,241,967
Vendor financing, including current portion	190,712
Non-recurring basis | (Level I)
Financial instruments not measured at fair value on a recurring basis
Cash and cash equivalents	47,218
Restricted cash	3,250
Non-recurring basis | (Level II)
Financial instruments not measured at fair value on a recurring basis
Notes receivable from ZIM	29,523
Long-term debt, including current portion	3,241,967
Vendor financing, including current portion	$ 190,712